FINANCE LEASE LIABILITY (Narrative) (Details) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) containership	Jun. 30, 2022 USD ($)	Dec. 31, 2022 containership
Other Liabilities Disclosure [Abstract]
Number of container vessels under sale and leaseback transactions	7		7
Number of vessels under finance lease liability accounted for as vessels under finance lease	7
Interest incurred on capital leases | $	$ 10.8	$ 12.0